UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                            Maxim Index 600 Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Index 600 Portfolio

The S&P 600 Index had a total return of 22.65% for the year ending December 31, 2004. The Index was up for the year despite a challenging environment which included record high oil prices and rising interest rates. Performance was particularly strong during the fourth quarter, as the uncertainty surrounding the U.S. Presidential elections was put to rest. Small caps outperformed large caps for the fifth year in a row; the S&P 600 outperformed the S&P 500 by 11.77% in 2004. Four of the five largest index components were up more than 50% for the year (including dividends): NVR Inc. posted a gain of 65.1%, New Century Financial was up 63.8%, Polaris Industries gained 59.2%, MDC Holdings returned 49.7% and Yellow Roadway was up 54.0% in 2004. The best performing index member was UICI, which was up 157.6% over the period.



                   Maxim Index 600
                      Portfolio        S&P 600 Index

   12/01/1993         10,000.00          10,000.00
   12/31/1995         12,624.00          12,994.00
   12/31/1996         14,555.47          15,762.27
   12/31/1997         17,612.12          19,794.89
   12/31/1998         17,333.85          19,535.57
   12/31/1999         19,387.91          21,958.77
   12/31/2000         21,375.17          24,549.90
   12/31/2001         22,619.21          26,155.46
   12/31/2002         19,174.30          22,331.53
   12/31/2003         26,481.63          30,993.36
   12/31/2004         32,249.33          37,999.90


Maxim Index 600 Portfolio
Total Return -

One Year:                  21.78%
Five Year:                 10.71%
Ten Year:                  12.43%


Portfolio Inception:       12/1/93

his graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Index 600 Portfolio, made at its inception, with the performance of the S&P 600 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Index 600 Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Index 600 Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

February 14, 2005

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Years Ended
December 31, 2004 and 2003

Maxim Index 600 Portfolio

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                   $         187,208,418
      Cash                                                                                                          21,798
      Dividends receivable                                                                                         127,861
      Subscriptions receivable                                                                                     435,429
      Variation margin on futures contracts                                                                          2,250
                                                                                                       --------------------
                                                                                                       --------------------

      Total assets                                                                                             187,795,756
                                                                                                       --------------------
                                                                                                       --------------------

LIABILITIES:
      Due to investment adviser                                                                                     93,095
      Redemptions payable                                                                                          658,870
      Payable for investments purchased                                                                            149,399
                                                                                                       --------------------
                                                                                                       --------------------

      Total liabilities                                                                                            901,364
                                                                                                       --------------------
                                                                                                       --------------------

NET ASSETS                                                                                           $         186,894,392
                                                                                                       ====================
                                                                                                       ====================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                  $           1,841,402
      Additional paid-in capital                                                                               145,358,497
      Net unrealized appreciation on investments and futures contracts                                          39,378,751
      Accumulated net realized gain on investments and futures contracts                                           315,742
                                                                                                       --------------------
                                                                                                       --------------------

NET ASSETS                                                                                           $         186,894,392
                                                                                                       ====================
                                                                                                       ====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                $               10.15
                                                                                                       ====================
                                                                                                       ====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                               100,000,000
      Outstanding                                                                                               18,414,016

(1)  Cost of investments in securities:                                                              $         147,904,617

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                       $            56,778
      Dividends                                                                                                1,405,083
                                                                                                       ------------------
                                                                                                       ------------------

      Total income                                                                                             1,461,861
                                                                                                       ------------------
                                                                                                       ------------------

EXPENSES:
      Management fees                                                                                            887,701
                                                                                                       ------------------
                                                                                                       ------------------

NET INVESTMENT INCOME                                                                                            574,160
                                                                                                       ------------------
                                                                                                       ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                         5,388,513
      Net realized gain on futures contracts                                                                     391,557
      Change in net unrealized appreciation on investments                                                    23,212,194
      Change in net unrealized appreciation on futures contracts                                                  39,700
                                                                                                       ------------------
                                                                                                       ------------------

      Net realized and unrealized gain on investments and futures contracts                                   29,031,964
                                                                                                       ------------------
                                                                                                       ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $        29,606,124
                                                                                                       ==================
                                                                                                       ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                            2004                  2003
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                         $           574,160   $           159,839
      Net realized gain (loss) on investments                                                 5,388,513              (136,019)
      Net realized gain on futures contracts                                                    391,557               368,956
      Change in net unrealized appreciation on investments                                   23,212,194            18,241,389
      Change in net unrealized appreciation on futures contracts                                 39,700                34,975
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Net increase in net assets resulting from operations                                   29,606,124            18,669,140
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                               (555,316)             (160,186)
      From net realized gains                                                                (4,858,015)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Total distributions                                                                    (5,413,331)             (160,186)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                     106,675,149           137,289,673
      Reinvestment of distributions                                                           5,413,331               160,186
      Amount from shares issued in connection with fund acquisition                           3,221,132
      Redemptions of shares                                                                 (83,477,599)          (53,572,431)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Net increase in net assets resulting from share transactions                           31,832,013            83,877,428
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Total increase in net assets                                                           56,024,806           102,386,382

NET ASSETS:
      Beginning of period                                                                   130,869,586            28,483,204
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      End of period  (1)                                                            $       186,894,392   $       130,869,586
                                                                                      ==================    ==================
                                                                                      ==================    ==================

OTHER INFORMATION:

SHARES:
      Sold                                                                                   11,580,119            17,987,846
      Issued in reinvestment of distributions                                                   577,343                20,384
      Shares issued in connection with fund acquisition                                         352,421
      Redeemed                                                                               (9,260,787)           (7,389,867)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Net increase                                                                            3,249,096            10,618,363
                                                                                      ==================    ==================
                                                                                      ==================    ==================

(1) Including undistributed net investment income                                   $                     $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                              Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2004            2003          2002 ~          2001 ~         2000 ~
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------
Net Asset Value, Beginning of Period          $          8.63  $        6.26  $        7.45  $         7.68  $        8.00

Income from Investment Operations

Net investment income                                    0.03           0.01           0.01            0.01           0.03
Net realized and unrealized gain (loss)                  1.81           2.37          (1.19)           0.33           0.74
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Income (Loss) From
     Investment Operations                               1.84           2.38          (1.18)           0.34           0.77
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Less Distributions

From net investment income                              (0.03)         (0.01)         (0.01)          (0.01)         (0.03)
From net realized gains +                               (0.29)                        (0.00)          (0.56)         (1.06)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Distributions                                     (0.32)         (0.01)         (0.01)          (0.57)         (1.09)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Net Asset Value, End of Period                $         10.15  $        8.63  $        6.26  $         7.45  $        7.68
                                                ==============   ============   ============   =============   ============
                                                ==============   ============   ============   =============   ============


Total Return                                           21.78%         38.11%        (15.23%)          5.82%         10.25%

Net Assets, End of Period ($000)              $       186,894  $     130,870  $      28,483  $       32,022  $      28,279

Ratio of Expenses to Average Net Assets                 0.60%          0.60%          0.60%           0.60%          0.60%

Ratio of Net Investment Income to
     Average Net Assets                                 0.39%          0.31%          0.22%           0.20%          0.36%

Portfolio Turnover Rate                                20.85%         88.78%         18.06%          33.31%         85.61%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 +   The distribution from net realized gains in 2002 was less than $0.01 per share.

See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's SmallCap 600 Index. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $54,876,241 and $30,259,503 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $148,661,001. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $42,890,727 and gross depreciation of securities in which there was an excess of tax cost over value of $4,343,310 resulting in net appreciation of $38,547,417.

5. FUTURES CONTRACTS

        As of December 31, 2004, the Portfolio had 10 open Russell 2000 futures contracts. The contracts expire in March 2005 and the Portfolio has recorded unrealized appreciation of $74,950.

6. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

                                                                                   2004                2003
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                           4,807,023            160,186
          Long-term capital gain                                                      606,308                  0
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                    5,413,331            160,186
                                                                              ================    ===============


      As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                      233,031
      Undistributed capital gains                                                                        914,045
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                         1,147,076
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                      38,547,417
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                           39,694,493
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2004 the Portfolio reclassified $18,844 from undistributed net investment income to accumulated net realized gain on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all share information in the Financial Highlights prior to 2002 has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

8. FUND ACQUISITION

       On June 25, 2004, the Portfolio acquired all the net assets of the Orchard Index 600 Fund pursuant to a plan of reorganization approved by the shareholders of the Orchard Index 600 Fund on June 1, 2004. The acquisition was accomplished by a tax-free exchange of 352,421 shares of the Portfolio (valued at $3,221,132) for the 350,589 shares of the Orchard Index 600 Fund outstanding on June 25, 2004. The Orchard Index 600 Fund's net assets at that date ($3,221,132), including $138,370 of unrealized appreciation, were combined with those of the Portfolio. The aggregate net assets of the Portfolio and the Orchard Index 600 Fund immediately before the acquisition were $146,560,954 and $3,221,132, respectively.

9. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2004, 24% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.


Maxim Series Fund, Inc.

Maxim Index 600 Portfolio
Schedule of Investments
December 31, 2004

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

TRANSPORTATION --- 0.00%
      1,728 TIMCO Aviation Services Inc @*                                     0
            Convertible
            8.000% January 2, 2007

TOTAL BONDS --- 0.00%                                                         $0
(Cost $0)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.62%
     11,229 AAR Corp*                                                    152,939
      3,900 Applied Signal Technology Inc                                137,475
     11,605 Armor Holdings Inc*                                          545,667
      5,700 Ceradyne Inc*                                                326,097
      9,316 Cubic Corp                                                   234,484
      7,484 Curtiss-Wright Corp                                          429,656
      9,562 DRS Technologies Inc*                                        408,393
      7,025 EDO Corp                                                     223,044
      9,296 Engineered Support Systems Inc                               550,509
      8,616 Esterline Technologies Corp*                                 281,312
     18,418 GenCorp Inc                                                  342,022
      7,895 Kaman Corp Class A                                            99,872
      7,390 Mercury Computer Systems Inc*                                219,335
      8,950 Moog Inc*                                                    405,883
     11,398 Teledyne Technologies Inc*                                   335,443
      5,571 Triumph Group Inc*                                           220,055
                                                                      $4,912,186
AGRICULTURE --- 0.55%
     12,704 Corn Products International Inc                              680,426
     13,467 Delta & Pine Land Co                                         367,380
                                                                      $1,047,806
AIR FREIGHT --- 0.46%
     17,900 EGL Inc*                                                     535,031
      7,514 Forward Air Corp*                                            335,876
                                                                        $870,907
AIRLINES --- 0.33%
     12,385 Frontier Airlines Inc*                                       141,313
     10,977 Mesa Air Group Inc*                                           87,157
     20,027 SkyWest Inc                                                  401,742
                                                                        $630,212
AUTO PARTS & EQUIPMENT --- 0.25%
      5,443 Midas Inc*                                                   108,860
      6,822 Standard Motor Products Inc                                  107,788
      8,600 Superior Industries International Inc                        249,830
                                                                        $466,478
AUTOMOBILES --- 0.55%
      5,464 Coachmen Industries Inc                                       94,855
     19,375 Fleetwood Enterprises Inc*                                   260,788
     10,210 Monaco Coach Corp                                            210,020
     11,758 Winnebago Industries Inc                                     459,267
                                                                      $1,024,930
BANKS --- 6.03%
      9,582 Boston Private Financial Holdings Inc                        269,925
     16,211 Chittenden Corp                                              465,742
     10,700 Community Bank System Inc                                    302,275
     18,316 East West Bancorp Inc                                        768,539
     14,064 First BanCorp (1)                                            893,205
     16,220 First Midwest Bancorp Inc                                    588,624
      5,769 First Republic Bank                                          305,757
     13,970 Gold Banc Corp Inc                                           204,241
     15,730 Hudson United Bancorp                                        619,447
      9,893 Irwin Financial Corp                                         280,862
      8,100 Nara Bancorp Inc                                             172,287
      7,100 PrivateBancorp Inc                                           228,833
     11,566 Provident Bankshares Corp                                    420,655
     24,560 Republic Bancorp Inc                                         375,277
     11,023 Riggs National Corp                                          234,349
     24,829 South Financial Group Inc                                    807,687
     24,418 Southwest Bancorp of Texas Inc                               568,695
     15,611 Sterling Bancshares Inc                                      222,769
     16,230 Susquehanna Bancshares Inc                                   404,939
     25,873 TrustCo Bank Corp NY                                         356,789
     15,934 UCBH Holdings Inc                                            730,096
     15,610 Umpqua Holdings Corp                                         393,528
     15,049 United Bankshares Inc                                        574,119
     14,674 Whitney Holding Corp                                         660,183
      7,567 Wintrust Financial Corp                                      431,016
                                                                     $11,279,839
BIOTECHNOLOGY --- 0.27%
     10,044 ArQule Inc*                                                   58,155
     11,243 Enzo Biochem Inc*                                            218,901
     19,459 Regeneron Pharmaceuticals Inc*                               179,217
     21,073 Savient Pharmaceuticals Inc*                                  57,108
                                                                        $513,381
BUILDING MATERIALS --- .99%
      9,455 Apogee Enterprises Inc                                       126,792
      6,915 ElkCorp                                                      236,216
     20,977 Lennox International Inc                                     426,882
     16,710 Simpson Manufacturing Co Inc                                 583,179
      7,640 Texas Industries Inc                                         476,583
                                                                      $1,849,652
CHEMICALS --- 1.78%
     10,696 A Schulman Inc                                               229,001
      8,158 Arch Chemicals Inc                                           234,787
      9,089 Cambrex Corp                                                 246,312
     11,695 Georgia Gulf Corp                                            582,411
     10,002 HB Fuller Co                                                 285,157
     11,700 Headwaters Inc*                                              333,450
     10,571 MacDermid Inc                                                381,613
      5,011 Material Sciences Corp*                                       90,148
      9,953 OM Group Inc*                                                322,676
     14,008 Omnova Solutions Inc*                                         78,725
      3,006 Penford Corp                                                  47,284
     31,985 PolyOne Corp*                                                289,784
      3,340 Quaker Chemical Corp                                          82,966
     11,155 Wellman Inc                                                  119,247
                                                                      $3,323,561
COMMUNICATIONS - EQUIPMENT --- 1.22%
      8,052 Audiovox Corp Class A*                                       127,061
      3,871 Bel Fuse Inc Class B                                         130,801
     16,364 Belden CDT Inc                                               379,645
      6,103 Black Box Corp                                               293,066
      4,406 Brooktrout Inc*                                               52,916
     15,044 C-Cor Inc*                                                   139,909
      7,497 Digi International Inc*                                      128,873
     25,236 Harmonic Inc*                                                210,468
      9,079 Inter-Tel Inc                                                248,583
      8,535 Network Equipment Technologies Inc*                           83,814
      7,189 PC-Tel Inc*                                                   57,009
     15,805 SymmetriCom Inc*                                             153,467
      4,530 Tollgrade Communications Inc*                                 55,447
      9,296 ViaSat Inc*                                                  225,614
                                                                      $2,286,673
COMPUTER HARDWARE & SYSTEMS --- .98%
     38,783 Adaptec Inc*                                                 294,363
     11,900 Avid Technology Inc*                                         734,825
      9,147 Hutchinson Technology Inc*                                   316,212
     24,181 Pinnacle Systems Inc*                                        147,504
      5,355 SBS Technologies Inc*                                         74,756
      8,900 Synaptics Inc*                                               272,162
                                                                      $1,839,822
COMPUTER SOFTWARE & SERVICES --- 5.34%
     10,950 ANSYS Inc*                                                   351,057
      9,400 Altiris Inc*                                                 333,042
     10,239 CACI International Inc Class A*                              697,583
     21,757 CIBER Inc*                                                   209,737
     10,577 Captaris Inc*                                                 54,577
      5,115 Catapult Communications Corp*                                123,578
      6,314 Concord Communications Inc*                                   69,959
     12,400 Digital Insight Corp*                                        228,160
      6,150 EPIQ Systems Inc*                                             90,036
     10,911 FactSet Research Systems Inc                                 637,639
     13,738 FileNET Corp*                                                353,891
     10,500 FindWhat.com*                                                186,165
     13,598 Hyperion Solutions Corp*                                     633,939
     16,000 Internet Security Systems Inc*                               372,000
     10,126 JDA Software Group Inc*                                      137,916
     10,872 Kronos Inc*                                                  555,885
      7,589 MAXIMUS Inc*                                                 236,170
      6,495 MICROS Systems Inc*                                          507,000
      8,694 MRO Software Inc*                                            113,196
     11,330 ManTech International Corp*                                  268,974
     10,445 Manhattan Associates Inc*                                    249,427
      7,070 MapInfo Corp*                                                 84,699
     11,222 NYFIX Inc*                                                    69,464
     12,111 Napster Inc*                                                 113,843
      8,546 Phoenix Technologies Ltd*                                     70,590
     12,596 Progress Software Corp*                                      294,117
      9,237 Radiant Systems Inc*                                          60,133
     15,171 SERENA Software Inc*                                         328,300
      6,121 SPSS Inc*                                                     95,732
      8,200 Sonic Solutions*                                             184,008
      4,804 TALX Corp                                                    123,895
     13,544 THQ Inc*                                                     310,699
     15,815 Take-Two Interactive Software Inc*                           550,204
     13,019 Verity Inc*                                                  170,809
     15,590 WebEx Communications Inc*                                    370,730
      8,208 Websense Inc*                                                416,310
     11,155 Zix Corp*                                                     57,448
      8,230 j2 Global Communications Inc*                                283,935
                                                                      $9,994,847
CONGLOMERATES --- 0.21%
      4,270 Standex International Corp                                   121,652
     13,426 Tredegar Corp                                                271,339
                                                                        $392,991
CONTAINERS --- 0.44%
     12,531 AptarGroup Inc                                               661,386
     12,031 Myers Industries Inc                                         153,997
                                                                        $815,383
COSMETICS & PERSONAL CARE --- 0.36%
     23,312 NBTY Inc*                                                    559,721
      5,400 Nature's Sunshine Products Inc                               109,944
                                                                        $669,665
DISTRIBUTORS --- 1.79%
      6,565 Advanced Marketing Services Inc                               66,044
     10,396 Applied Industrial Technologies Inc                          284,850
     23,098 Hughes Supply Inc                                            747,220
      3,256 Lawson Products Inc                                          164,200
      4,407 Nash Finch Co                                                166,408
     13,748 Owens & Minor Inc                                            387,281
     16,300 Performance Food Group Co*                                   438,633
     15,195 Priority Healthcare Corp*                                    330,795
     13,938 United Natural Foods Inc*                                    433,472
      9,310 Watsco Inc                                                   327,898
                                                                      $3,346,801
ELECTRIC COMPANIES --- 1.07%
     10,300 ALLETE Inc                                                   378,525
      5,499 CH Energy Group Inc                                          264,227
      4,188 Central Vermont Public Service Corp                           97,413
     17,024 Cleco Corp                                                   344,906
     16,491 El Paso Electric Co*                                         312,340
      1,773 Green Mountain Power Corp                                     51,116
      5,121 UIL Holdings Corp                                            262,707
     11,977 UniSource Energy Corp                                        288,765
                                                                      $1,999,999
ELECTRONIC INSTRUMENT & EQUIP --- 6.06%
     10,274 AO Smith Corp                                                307,604
     14,860 Acuity Brands Inc                                            472,548
     25,950 Aeroflex Inc*                                                314,514
     11,254 Agilysys Inc                                                 192,894
     13,045 Anixter International Inc                                    469,490
     13,646 Artesyn Technologies Inc*                                    154,200
      5,142 BEI Technologies Inc                                         158,785
     11,530 Baldor Electric Co                                           317,421
      9,901 Bell Microproducts Inc*                                       95,248
     14,427 Benchmark Electronics Inc*                                   491,961
      8,857 C&D Technologies Inc                                         150,923
     12,512 CTS Corp                                                     166,284
     13,109 Checkpoint Systems Inc*                                      236,617
     16,087 Cognex Corp                                                  448,827
     10,602 Coherent Inc*                                                322,725
      6,600 Daktronics Inc*                                              164,274
      7,265 Dionex Corp*                                                 411,708
      9,878 Electro Scientific Industries Inc*                           195,189
     11,972 Flir Systems Inc*                                            763,694
      7,723 Gerber Scientific Inc*                                        58,772
      8,062 Global Imaging Systems Inc*                                  318,449
      7,371 Itron Inc*                                                   176,241
      5,667 Keithley Instruments Inc                                     111,640
      7,800 Littelfuse Inc*                                              266,448
      7,100 MTS Systems Corp*                                            240,051
      9,927 MagneTek Inc*                                                 68,496
     12,492 Methode Electronics Inc Class A                              160,522
      6,928 Park Electrochemical Corp                                    150,199
     13,878 Paxar Corp*                                                  307,675
      5,831 Photon Dynamics Inc*                                         141,577
      5,018 Planar Systems Inc*                                           56,352
      6,613 RadiSys Corp*                                                129,284
      8,556 Regal-Beloit Corp                                            244,702
      5,841 Rogers Corp*                                                 251,747
     14,774 Roper Industries Inc (1)                                     897,816
      4,400 ScanSource Inc*                                              273,504
     14,142 Technitrol Inc*                                              257,384
     18,090 Trimble Navigation Ltd*                                      597,694
     10,363 Veeco Instruments Inc*                                       218,348
     14,637 Vicor Corp                                                   191,891
      3,955 Woodward Governor Co                                         283,218
      7,263 X-Rite Inc                                                   116,281
                                                                     $11,353,197
ELECTRONICS - SEMICONDUCTOR --- 2.81%
     10,914 ATMI Inc*                                                    245,892
      8,804 Actel Corp*                                                  154,422
     11,321 Advanced Energy Industries Inc*                              103,361
     12,352 Alliance Semiconductor Corp*                                  45,702
     34,905 Axcelis Technologies Inc*                                    283,778
     15,558 Brooks Automation Inc*                                       267,909
      7,499 Cohu Inc                                                     139,181
     12,885 Cymer Inc*                                                   380,623
      9,805 DSP Group Inc*                                               218,946
      6,488 DuPont Photomasks Inc*                                       171,348
     13,758 ESS Technology Inc*                                           97,819
     14,536 Exar Corp*                                                   206,266
     11,603 FEI Co*                                                      243,663
      9,089 Helix Technology Corp                                        158,058
     24,448 Kopin Corp*                                                   94,614
     17,798 Kulicke & Soffa Industries Inc*                              153,419
     20,758 Microsemi Corp*                                              360,359
      9,213 Pericom Semiconductor Corp*                                   86,879
     11,376 Photronics Inc*                                              187,704
     10,793 Power Integrations Inc*                                      213,486
      5,803 Rudolph Technologies Inc*                                     99,638
     54,340 Skywork Solutions Inc*                                       512,426
      6,441 Standard Microsystems Corp*                                  114,843
      4,557 Supertex Inc*                                                 98,887
      8,261 Ultratech Inc*                                               155,720
     12,754 Varian Semiconductor Equipment Associates Inc*               469,985
                                                                      $5,264,928
ENGINEERING & CONSTRUCTION --- 0.72%
      5,317 EMCOR Group Inc*                                             240,222
      9,325 Insituform Technologies Inc Class A*                         211,398
     22,344 Shaw Group Inc*                                              398,840
     15,214 URS Corp*                                                    488,369
                                                                      $1,338,829
FINANCIAL SERVICES --- 2.88%
      8,054 Anchor Bancorp Wisconsin Inc                                 234,774
     20,900 BankAtlantic Bancorp Inc Class B                             415,910
     10,481 BankUnited Financial Corp*                                   334,868
     20,580 Brookline Bancorp Inc                                        335,866
     13,720 Commercial Federal Corp                                      407,621
     13,035 Dime Community Bancshares                                    233,457
      9,733 Downey Financial Corp                                        554,781
      6,085 Financial Federal Corp*                                      238,532
      5,734 FirstFed Financial Corp*                                     297,423
     21,414 Flagstar Bancorp Inc                                         483,956
     26,935 Fremont General Corp                                         678,223
     11,760 MAF Bancorp Inc                                              527,083
      8,010 Sterling Financial Corp*                                     314,473
     11,685 Waypoint Financial Corp                                      331,270
                                                                      $5,388,237
FOOD & BEVERAGES --- 1.05%
      6,242 American Italian Pasta Co Class A                            145,127
     15,062 Flowers Foods Inc                                            475,658
     12,694 Hain Celestial Group Inc*                                    262,385
      3,158 J&J Snack Foods Corp*                                        154,837
     10,325 Lance Inc                                                    196,485
     10,260 Ralcorp Holdings Inc                                         430,202
      7,000 Sanderson Farms Inc                                          302,960
                                                                      $1,967,654
GOLD, METALS & MINING --- 2.14%
      5,442 AM Castle & Co*                                               64,977
     10,200 AMCOL International Corp                                     204,918
     10,049 Aleris International Inc*                                    170,029
      6,700 Brush Engineered Materials Inc*                              123,950
      8,400 Carpenter Technology Corp                                    491,064
     11,145 Century Aluminum Co*                                         292,668
      3,765 Cleveland-Cliffs Inc                                         391,033
     10,279 Commercial Metals Co                                         519,706
     26,562 Massey Energy Co (1)                                         928,342
      5,810 Quanex Corp                                                  398,392
      7,525 RTI International Metals Inc*                                154,564
      8,672 Ryerson Tull Inc                                             136,584
      4,498 Steel Technologies Inc                                       123,740
                                                                      $3,999,967
HARDWARE & TOOLS --- 0.78%
     15,142 Florida Rock Industries Inc (1)                              901,403
     10,195 Griffon Corp*                                                275,265
      6,320 Universal Forest Products Inc                                274,288
                                                                      $1,450,956
HEALTH CARE RELATED --- 4.59%
      8,794 AMERIGROUP Corp*                                             665,354
     17,055 Accredo Health Inc*                                          472,765
     10,267 AmSurg Corp*                                                 303,287
      5,300 Amedisys Inc*                                                171,667
     11,480 American Healthways Inc*                                     379,299
     14,370 Centene Corp*                                                407,390
     12,692 Cerner Corp*                                                 674,834
      4,339 Chemed Corp                                                  291,190
     11,130 Cross Country Healthcare Inc*                                201,230
      8,054 Cryolife Inc                                                  56,942
      4,459 Curative Health Services Inc*                                 30,544
     14,599 Dendrite International Inc*                                  283,221
      8,400 Gentiva Health Services Inc*                                 140,448
     22,652 Hooper Holmes Inc                                            134,100
      7,000 LCA-Vision Inc                                               163,730
      6,000 LabOne Inc*                                                  192,240
     12,547 NDCHealth Corp                                               233,249
     17,498 OCA Inc*                                                     111,112
     12,725 Odyssey Healthcare Inc*                                      174,078
      9,051 PAREXEL International Corp*                                  183,735
      7,803 Pediatrix Medical Group Inc*                                 499,782
     19,762 Pharmaceutical Product Development Inc (1)*                  815,973
     17,419 Province Healthcare Co*                                      389,315
      5,718 RehabCare Group Inc*                                         160,047
      5,200 SFBC International Inc*                                      205,400
      9,262 Sierra Health Services Inc*                                  510,429
      7,114 Sunrise Senior Living Inc*                                   329,805
      9,950 United Surgical Partners International Inc*                 414,915
                                                                      $8,596,081
HOMEBUILDING --- 2.33%
     24,941 Champion Enterprises Inc*                                    294,803
     11,320 MDC Holdings Inc (1)                                         978,501
      4,500 Meritage Homes Corp*                                         507,150
      2,239 NVR Inc (1)*                                               1,722,687
      2,922 Skyline Corp                                                 119,218
     11,664 Standard Pacific Corp                                        748,129
                                                                      $4,370,488
HOTELS/MOTELS --- 0.14%
     10,462 Marcus Corp                                                  263,015
                                                                        $263,015
HOUSEHOLD GOODS --- 1.15%
      8,348 Applica Inc*                                                  50,505
      4,036 Bassett Furniture Industries Inc                              79,207
      4,730 Department 56 Inc*                                            78,755
      4,962 Enesco Group Inc*                                             40,093
     12,524 Ethan Allen Interiors Inc                                    501,210
     10,509 Fedders Corp                                                  38,043
     18,114 Interface Inc*                                               180,597
     18,198 La-Z-Boy Inc                                                 279,703
      4,783 Libbey Inc                                                   106,230
      2,367 National Presto Industries Inc                               107,699
     12,050 Rayovac Corp*                                                368,248
      7,282 Russ Berrie & Co Inc                                         166,321
      5,756 WD-40 Co                                                     163,528
                                                                      $2,160,139

INSURANCE RELATED --- 2.34%
     11,122 Delphi Financial Group Inc Class A                           513,280
     12,622 Hilb Rogal & Hobbs Co                                        457,421
      6,238 LandAmerica Financial Group Inc                              336,415
      7,812 Philadelphia Consolidated Holding Corp*                      516,686
     10,250 Presidential Life Corp                                       173,840
     10,200 ProAssurance Corp*                                           398,922
      8,822 RLI Corp                                                     366,731
      3,449 SCPIE Holdings Inc*                                           34,145
      9,765 Selective Insurance Group Inc                                432,004
      6,359 Stewart Information Services Corp                            264,852
     15,967 UICI                                                         541,281
      6,808 Zenith National Insurance Corp                               339,311
                                                                      $4,374,888
INVESTMENT BANK/BROKERAGE FIRM --- 0.40%
     14,600 Investment Technology Group Inc*                             292,000
      6,910 Piper Jaffray Cos Inc*                                       331,335
      6,058 SWS Group Inc                                                132,791
                                                                        $756,126
LEISURE & ENTERTAINMENT --- 2.63%
      4,667 4Kids Entertainment Inc*                                      98,100
      6,374 Action Performance Cos Inc                                    70,050
      7,116 Arctic Cat Inc                                               188,716
     10,284 Argosy Gaming Co*                                            480,263
     12,145 Aztar Corp*                                                  424,103
     11,855 Bally Total Fitness*                                          50,265
      9,104 JAKKS Pacific Inc*                                           201,289
     16,304 K2 Inc*                                                      258,908
      6,960 Meade Instruments Corp*                                       23,873
      9,800 Multimedia Games Inc*                                        154,448
     11,435 Nautilus Group Inc                                           276,384
     13,912 Pinnacle Entertainment Inc*                                  275,179
     14,986 Polaris Industries Inc (1)                                 1,019,348
     18,241 SCP Pool Corp                                                581,888
      8,085 Shuffle Master Inc*                                          380,804
      9,400 Sturm Ruger & Co Inc                                          84,882
     10,723 WMS Industries Inc*                                          359,649
                                                                      $4,928,149
MACHINERY --- 4.92%
     11,084 Albany International Corp Class A                            389,713
      6,966 Astec Industries Inc*                                        119,885
      8,133 Barnes Group Inc                                             215,606
     18,028 Briggs & Stratton Corp                                       749,604
      8,935 CLARCOR Inc                                                  489,370
      5,960 CUNO Inc*                                                    354,024
      6,973 Gardner Denver Inc*                                          253,050
     17,660 IDEX Corp                                                    715,230
     15,482 JLG Industries Inc                                           303,912
      9,829 Kaydon Corp                                                  324,554
      4,091 Lindsay Manufacturing Co                                     105,875
      5,602 Lydall Inc*                                                   66,440
     10,289 Manitowoc Co Inc                                             387,381
     16,919 Milacron Inc*                                                 57,355
     12,692 Mueller Industries Inc                                       408,682
     12,532 Oshkosh Truck Corp                                           856,938
     11,388 Reliance Steel & Aluminum Co                                 443,676
      5,045 Robbins & Myers Inc                                          120,222
     10,034 Stewart & Stevenson Services Inc                             202,988
      6,157 Thomas Industries Inc                                        245,787
     31,556 Timken Co                                                    821,087
      8,036 Toro Co                                                      653,729
      8,363 Valmont Industries Inc                                       209,995
     10,551 Wabash National Corp*                                        284,138
     11,327 Watts Water Technologies Inc                                 365,182
      5,194 Wolverine Tube Inc*                                           67,055
                                                                      $9,211,478
MEDICAL PRODUCTS --- 5.89%
     12,859 Advanced Medical Optics Inc*                                 529,019
     11,789 American Medical Systems Holdings Inc*                       492,898
      4,773 Analogic Corp                                                213,783
      8,224 ArthroCare Corp*                                             263,661
      8,500 BioLase Technology Inc                                        92,395
      5,705 Biosite Inc*                                                 351,086
     10,425 CONMED Corp*                                                 296,279
     11,481 Cooper Cos Inc                                               810,444
      8,300 Cyberonics Inc*                                              171,976
      7,500 DJ Orthopedics Inc*                                          160,650
      5,180 Datascope Corp                                               205,594
     10,228 Diagnostic Products Corp                                     563,051
      8,860 Haemonetics Corp*                                            320,821
      7,150 Hologic Inc*                                                 196,411
      4,785 ICU Medical Inc*                                             130,822
     11,808 IDEXX Laboratories Inc*                                      644,599
     15,650 Immucor Inc*                                                 367,932
     10,072 Integra LifeSciences Holdings*                               371,959
      8,922 Intermagnetics General Corp*                                 226,708
     10,944 Invacare Corp                                                506,269
      4,000 Kensey Nash Corp*                                            138,120
     14,992 Mentor Corp                                                  505,830
      9,200 Merit Medical Systems Inc*                                   140,576
      5,970 Osteotech Inc*                                                32,835
      9,540 PolyMedica Corp                                              355,747
      6,304 Possis Medical inc*                                           84,978
     11,892 ResMed Inc*                                                  607,681
     12,303 Respironics Inc*                                             668,791
     11,248 Sola International Inc*                                      309,770
      6,173 SurModics Inc*                                               200,684
     13,569 Sybron Dental Specialties Inc*                               480,071
     10,444 Theragenics Corp*                                             42,403
     10,823 Viasys Healthcare Inc*                                       205,637
      4,419 Vital Signs Inc                                              171,987
      7,420 Wilson Greatbatch Technologies Inc*                          166,356
                                                                     $11,027,823
OFFICE EQUIPMENT & SUPPLIES --- 0.67%
      8,493 Brady Corp Class A                                           531,407
      5,696 Imagistics International Inc*                                191,727
     11,615 United Stationers Inc*                                       536,613
                                                                      $1,259,747
OIL & GAS --- 5.57%
      5,262 Atwood Oceanics Inc*                                         274,150
     11,577 Cabot Oil & Gas Corp Class A                                 512,282
     13,455 Cal Dive International Inc*                                  548,291
      5,603 Carbo Ceramics Inc                                           386,607
     14,580 Cimarex Energy Co*                                           552,582
      5,985 Dril-Quip Inc*                                               145,196
      9,370 Frontier Oil Corp                                            249,804
      8,101 Hydril Co*                                                   368,677
     27,028 Input/Output Inc*                                            238,928
     10,149 Lone Star Technologies Inc*                                  339,586
     14,866 Maverick Tube Corp*                                          450,440
      8,938 Oceaneering International Inc*                               333,566
      8,108 Offshore Logistics Inc*                                      263,267
     24,660 Patina Oil & Gas Corp                                        924,750
      5,800 Petroleum Development Corp*                                  223,706
      9,677 Remington Oil & Gas Corp*                                    263,698
      6,380 SEACOR SMIT Inc*                                             340,692
     12,666 Southwestern Energy Co*                                      642,040
     11,824 Spinnaker Exploration Co*                                    414,668
     10,039 St Mary Land & Exploration Co                                419,028
      9,299 Stone Energy Corp*                                           419,292
      9,820 Swift Energy Co*                                             284,191
      7,776 TETRA Technologies Inc*                                      220,061
     15,947 Unit Corp*                                                   609,335
     11,679 Veritas DGC Inc*                                             261,726
     22,978 Vintage Petroleum Inc                                        521,371
      9,634 W-H Energy Services Inc*                                     215,416
                                                                     $10,423,350
PAPER & FOREST PRODUCTS --- 0.88%
     12,947 Buckeye Technologies Inc*                                    168,440
      9,951 Caraustar Industries Inc*                                    167,376
      6,816 Chesapeake Corp                                              185,123
      4,256 Deltic Timber Corp                                           180,667
      5,200 Neenah Paper Inc*                                            169,520
      5,646 Pope & Talbot Inc                                             96,603
     12,436 Rock-Tenn Co Class A                                         188,530
      5,192 Schweitzer-Mauduit International Inc                         176,268
     18,000 Wausau-Mosinee Paper Corp                                    321,480
                                                                      $1,654,007
PERSONAL LOANS --- 0.29%
     10,022 Cash America International Inc                               297,954
      8,590 Rewards Network Inc*                                          60,130
      6,500 World Acceptance Corp*                                       178,815
                                                                        $536,899
PHARMACEUTICALS --- 1.03%
     18,394 Alpharma Inc Class A                                         311,778
      5,500 Bradley Pharmaceuticals Inc*                                 106,700
     24,788 MGI Pharma Inc*                                              694,312
     19,156 Medicis Pharmaceutical Corp Class A                          672,567
      8,190 Noven Pharmaceuticals Inc*                                   139,721
                                                                      $1,925,078
POLLUTION CONTROL --- 0.49%
      8,008 Ionics Inc*                                                  347,067
     16,748 Waste Connections Inc*                                       573,619
                                                                        $920,686
PRINTING & PUBLISHING --- 0.55%
     12,489 Bowne & Co Inc                                               203,071
      4,770 Consolidated Graphics Inc*                                   218,943
      9,702 John H Harland Co                                            350,242
      9,894 Standard Register Co                                         139,703
      5,175 Thomas Nelson Inc                                            116,955
                                                                      $1,028,914
RAILROADS --- 0.21%
     21,845 Kansas City Southern*                                        387,312
                                                                        $387,312
REAL ESTATE --- 3.42%
     10,900 CRT Properties Inc REIT                                      260,074
     15,013 Capital Automotive REIT                                      533,337
      9,621 Colonial Properties Trust REIT                               377,817
     18,100 Commercial Net Lease Realty Inc REIT                         372,860
      8,900 Entertainment Properties REIT                                396,495
      8,067 Essex Property Trust REIT                                    676,015
     10,207 Gables Residential Trust REIT                                365,309
     11,105 Glenborough Realty Trust Inc REIT                            236,314
      9,946 Kilroy Realty Corp REIT                                      425,192
     16,880 Lexington Corporate Properties Trust REIT                    381,150
     19,123 New Century Financial Corp REIT (1)                        1,222,143
      4,000 Parkway Properties Inc REIT                                  203,000
     16,276 Shurgard Storage Centers Inc REIT                            716,307
      5,500 Sovran Self Storage Inc REIT                                 231,770
                                                                      $6,397,783
RESTAURANTS --- 2.53%
     12,670 CEC Entertainment Inc*                                       506,420
      6,930 IHOP Corp                                                    290,298
     12,907 Jack In The Box Inc*                                         475,881
      9,293 Landry's Seafood Restaurants Inc                             270,055
      7,130 Lone Star Steakhouse & Saloon Inc                            199,640
      7,392 O'Charley's Inc*                                             144,514
      9,089 PF Changs China Bistro Inc*                                  512,165
     10,586 Panera Bread Co Class A*                                     426,828
      5,861 Papa John's International Inc*                               201,853
     11,907 Rare Hospitality International Inc*                          379,357
     14,510 Ryan's Restaurant Group Inc*                                 223,744
     20,980 Sonic Corp*                                                  639,890
      9,592 Steak N Shake Co*                                            192,607
     22,480 Triarc Cos Inc                                               275,605
                                                                      $4,738,857
RETAIL --- 5.75%
     17,365 Aaron Rents Inc                                              434,125
      4,843 Building Materials Holding Corp                              185,438
     15,589 Burlington Coat Factory Warehouse Corp                       353,870
     17,470 Casey's General Stores Inc                                   317,081
      7,278 Cato Corp Class A                                            209,752
      9,370 Children's Place*                                            346,971
     12,424 Christopher & Banks Corp                                     229,223
      7,583 Cost Plus Inc*                                               243,642
     10,326 Dress Barn Inc*                                              181,738
      8,540 Electronics Boutique Holdings Corp*                          366,708
     13,677 Freds Inc                                                    237,980
     17,700 GameStop Corp*                                               396,657
      7,698 Genesco Inc*                                                 239,716
     11,437 Goody's Family Clothing Inc                                  104,534
     13,374 Great Atlantic & Pacific Tea Co Inc*                         137,084
      8,056 Group 1 Automotive Inc*                                      253,764
      8,830 Guitar Center Inc*                                           465,253
     10,651 Gymboree Corp*                                               136,546
      6,566 Hancock Fabrics Inc                                           68,089
      7,835 Haverty Furniture Inc                                        144,948
      8,200 Hibbett Sporting Goods Inc*                                  218,202
     16,144 Hot Topic Inc*                                               277,515
     17,041 Insight Enterprises Inc*                                     349,681
      6,957 J Jill Group Inc*                                            103,590
      7,846 Jo-Ann Stores Inc*                                           216,079
     15,789 Linens 'n Things Inc*                                        391,567
     13,200 Longs Drug Stores Corp                                       363,924
     12,487 Men's Wearhouse Inc*                                         399,085
     10,780 Movie Gallery Inc                                            205,575
     19,906 Pep Boys - Manny Moe & Jack                                  339,795
     12,900 Select Comfort Corp*                                         231,426
     10,209 ShopKo Stores Inc*                                           190,704
     14,400 Sonic Automotive Inc                                         357,120
      6,200 Stage Stores Inc*                                            257,424
     14,809 Stein Mart Inc*                                              252,642
      7,750 TBC Corp*                                                   215,450
     12,093 Too Inc*                                                     295,795
     13,368 Tractor Supply Co*                                           497,423
     18,082 Zale Corp*                                                   540,109
                                                                     $10,756,225
SHOES --- 0.59%
      6,343 Brown Shoe Co Inc                                            189,212
     11,976 K-Swiss Inc                                                  348,741
     12,804 Stride Rite Corp                                             143,021
     13,318 Wolverine World Wide Inc                                     418,452
                                                                      $1,099,426
SPECIALIZED SERVICES --- 3.72%
     16,919 ABM Industries Inc                                           333,643
     10,703 ADVO Inc                                                     381,562
      8,804 Administaff Inc*                                             111,018
      3,143 Angelica Corp                                                 85,018
     10,863 Arbitron Inc*                                                425,612
      6,891 CDI Corp                                                     147,330
      2,635 CPI Corp                                                      35,810
      8,665 Carreker Corp*                                                74,519
     12,685 Central Parking Corp                                         192,178
      8,562 Coinstar Inc*                                                229,718
      7,304 G&K Services Inc Class A                                     317,140
     13,411 Global Payments Inc                                          785,080
      6,697 Heidrick & Struggles International Inc*                      229,506
      4,017 Insurance Auto Auctions Inc*                                  90,061
      5,990 Intrado Inc*                                                  72,479
     14,580 Labor Ready Inc*                                             246,694
      5,088 Mobile Mini Inc*                                             168,108
     11,230 NCO Group Inc*                                               290,296
      8,816 On Assignment Inc*                                            45,755
     21,605 PRG-Schultz International Inc*                               108,673
      7,516 Pegasus Solutions Inc*                                        94,702
      5,465 Pre-Paid Legal Services Inc*                                 205,211
      5,441 SOURCECORP Inc*                                              103,978
      7,932 School Specialty Inc*                                        305,858
     21,230 Spherion Corp*                                               178,332
      5,087 StarTek Inc                                                  144,725
     19,572 Tetra Tech Inc*                                              327,635
      3,547 Vertrue Inc*                                                 133,970
      7,700 Viad Corp                                                    219,373
      5,318 Volt Information Sciences Inc*                               156,296
     11,354 Watson Wyatt & Co Holdings                                   305,990
     17,043 eFunds Corp*                                                 409,202
                                                                      $6,955,472
TELEPHONE & TELECOMMUNICATIONS --- 0.34%
      6,101 Boston Communications Group Inc*                              56,373
      7,330 Commonwealth Telephone Enterprises Inc*                      364,008
     20,220 General Communication Inc Class A*                           223,229
      1,060 Metrocall Inc (rights) @*                                          0
                                                                        $643,610
TEXTILES --- 1.34%
      4,618 Ashworth Inc*                                                 50,290
     24,802 Fossil Inc*                                                  635,923
      2,451 Haggar Corp                                                   57,547
      9,648 Kellwood Co                                                  332,856
      4,081 OshKosh B'Gosh Inc Class A                                    87,333
      5,902 Oxford Industries Inc                                        243,753
     10,802 Phillips-Van Heusen Corp                                     291,654
     19,840 Quiksilver Inc*                                              591,034
     11,410 Russell Corp                                                 222,267
                                                                      $2,512,657
TOBACCO --- 0.06%
     15,728 DIMON Inc                                                    105,692
                                                                        $105,692
TRANSPORTATION --- 2.11%
      8,841 Arkansas Best Corp                                           396,872
     26,176 Heartland Express Inc                                        588,175
      8,727 Kirby Corp*                                                  387,304
     19,702 Knight Transportation Inc                                    488,610
     10,576 Landstar System Inc*                                         778,817
      9,754 USF Corp                                                     370,164
     17,002 Yellow Roadway Corp (1)*                                     947,181
                                                                      $3,957,123
UTILITIES --- 2.78%
     26,754 Atmos Energy Corp                                            731,722
     16,851 Avista Corp                                                  297,757
      3,879 Cascade Natural Gas Corp                                      82,235
     12,781 Energen Corp                                                 753,440
      7,316 Laclede Group Inc                                            227,893
      9,756 New Jersey Resources Corp                                    422,825
      9,548 Northwest Natural Gas Co                                     322,150
     26,718 Piedmont Natural Gas Co Inc                                  620,926
     28,804 Southern Union Co                                            690,720
     12,621 Southwest Gas Corp                                           320,573
     17,766 UGI Corp                                                     726,807
                                                                      $5,197,048
WATER --- .08%
      5,869 American States Water Co                                     152,594
                                                                        $152,594

TOTAL COMMON STOCK --- 98.48%                                       $184,369,568
(Cost $145,065,767)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  2,393,000 Fannie Mae                                                 2,392,861
                  1.065%, January 3, 2005
    450,000 United States of America (1)                                 445,989
                  2.346%, May 19, 2005

TOTAL SHORT-TERM INVESTMENTS --- 1.52%                                $2,838,850
(Cost $2,838,850)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%                            $187,208,418
(Cost $147,904,617)

Legend
* Non-income Producing Security
(1) Collateral for Futures
@ Security has no market value at December 31, 2004. REIT - Real Estate Investment Trust See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Index 600 Portfolio
December 31, 2004

                                                                          % of Portfolio
                    Sector                              Value ($)          Investments
-----------------------------------------------    -------------------   -----------------
-----------------------------------------------    -------------------   -----------------
Communications                                              2,930,283               1.57%
Consumer Products & Services                               45,718,187              24.42%
Financial Services                                         28,733,772              15.35%
Health Care Related                                        22,062,363              11.78%
Industrial Products & Services                             19,748,250              10.55%
Natural Resources                                          17,125,130               9.15%
Short Term Investments                                      2,838,850               1.52%
Technology                                                 33,364,980              17.81%
Transportation                                              7,336,962               3.92%
Utilities                                                   7,349,641               3.93%
                                                   -------------------   -----------------
                                                   -------------------   -----------------
                                                        $ 187,208,418             100.00%
                                                   ===================   =================
                                                   ===================   =================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Index 600 Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value            During Period*
                                      (7/1/2004)          (12/31/2004)           (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,107.98                $ 3.18

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,022.12                $ 3.05

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.


FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005